Related party transactions - Loan payable balances (Details) - Related party loans with Unilever - Unilever Group Companies € in Millions	12 Months Ended
Dec. 31, 2024 EUR (€)
Related party transactions
Debt instrument term	2 years
Interest rate basis points	4.188%
Floor rate	0.00%
Amount payable to related party	€ 9